INVESTMENT CONTRACTS	12 Months Ended
Dec. 31, 2025
EBP 013
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
INVESTMENT CONTRACTS	INVESTMENT CONTRACTS
One investment fund available under the Commingled Trust is the Stable Value Fund, which has entered into benefit-responsive guaranteed investment contracts and wrapper contracts with various financial institutions. The Stable Value Fund is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The value of the Commingled Trust’s investment in the Stable Value Fund was approximately $411,008,000 and $475,251,000 as of December 31, 2025 and 2024, respectively.

As described in Note 1, because the guaranteed investment contracts held by the Commingled Trust are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the guaranteed investment contracts. Contract value, as reported to the Commingled Trust by the manager of the Stable Value Fund, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value. There are no reserves against contract value for credit risk of the contract issuers or otherwise. The crediting interest rate is based on a formula agreed upon individually with the issuers.
The Stable Value Fund has purchased wrapper contracts from the financial institutions. The wrapper contracts amortize the realized and unrealized gains and losses on the underlying fixed income investments, typically over the duration of the investments, through adjustments to the future interest crediting rate (which is the rate earned by participants in the fund for underlying investments). The issuers of the wrapper contracts provide assurance that the adjustments to the interest crediting rate do not result in a future interest crediting rate that is less than zero.

Certain events limit the ability of the Plan to transact at contract value with the issuer. These events include termination of the Plan, a material adverse change to the provisions of the Plan, if the Commingled Trust elects to withdraw from a wrapper contract in order to switch to a different investment provider, or if the terms of a successor plan (in the event of the spin-off or sale of a division) do not meet the wrapper contract issuer’s underwriting criteria for issuance of a clone wrapper contract. The events described above that could result in the payment of benefits at market value rather than contract value are not probable of occurring in the foreseeable future.

The wrapper contracts do not permit the issuers to terminate the contracts unless the Plan loses its qualified status, has incurred material breaches of responsibilities, or material and adverse changes occur to the provisions of the Plan.